FAIR VALUE MEASUREMENTS - Fair value on recurring basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity	$ 0
U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity		$ 230,091,280
Gross Holding Gains		7,515
Fair Value		230,098,795
U.S. Treasury Securities | Level 1 | Fair Value, Recurring
Assets:
Amortized Cost		230,091,280
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Gross Holding Gains		7,515
Fair Value		230,098,795
Public Warrant | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		15,985,000
Public Warrant | Level 3
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		$ 9,504,000